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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:  028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Attorney-in-Fact (1)
Phone:            212-397-5516

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.         New York, New York           August 14, 2003
---------------------------         ------------------           ---------------
[Signature]                         [City, State]                [Date]

(1) Signed pursuant to a Power of Attorney, dated as of October 30, 2002, granted by Mr. George Soros included as an Exhibit to the Form 13F filed by the Reporting Person on February 14, 2003.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]      13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                Form 13F File Number           Name
                --------------------           -----
                     028-06420                 Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                  -------
Form 13F Information Table Entry Total:                                 6
                                                                  -------

Form 13F Information Table Value Total:                          $208,382
                                                                  -------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                            George Soros
                                                      Form 13F Information Table
                                                     Quarter Ended June 30, 2003


                       Title                Fair Market     Shares or
                        of      Cusip        Value (in      Principal             Shared     Shared
Issuer                 Class    Number       thousands)      Amount        Sole   Instr.V    Other     Sole  Shared   None
------                 -----    ------      -----------     ---------      ----   -------    ------    ----  ------   ----
----------------------------------------------------------------------------------------------------------------------------
APEX SILVER            ORD      G04074103   $    8,352        566,210        X                          X
MINES LTD
----------------------------------------------------------------------------------------------------------------------------
APPLERA CORP           COM AP
                       BIO GRP  038020103   $     2,379       125,000                          X               X
----------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC            COM      096227103   $       194       172,995        X                          X
----------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES
HLDGS CP               COM NEW  457985208   $    18,305       694,675        X                          X
----------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP      COM      477143101   $   179,017     4,264,337        X                          X
----------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL CORP       COM      58047P107   $       135         9,334        X                          X
----------------------------------------------------------------------------------------------------------------------------
                                            $   208,382